Performance Management	Jul. 31, 2025
ARK Innovation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compare with those of the S&P 500 Index and the MSCI World Index. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market.

The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (727) 810-8160.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Bar Chart [Heading]	Average Annual Total Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of October 31, 2025 was 56.58%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	61.42%	6/30/2020
Lowest Return	-39.69%	6/30/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	56.58%
Bar Chart, Year to Date Return, Date	Oct. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	61.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(39.69%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	10 Years
Returns Before Taxes	8.36%	3.05%	11.99%
Returns After Taxes on Distributions(1)	8.36%	2.86%	11.57%
Returns After Taxes on Distributions and Sale of Fund Shares(1)	4.95%	2.37%	9.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	11.17%	9.95%

(1)     After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	http://ark-funds.com
Performance Availability Phone [Text]	(727) 810-8160
ARK Next Generation Internet ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Bar Chart [Heading]	Average Annual Total Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of October 31, 2025 was 63.55%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	60.37%	6/30/2020
Lowest Return	-43.78%	6/30/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	63.55%
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	60.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(43.78%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	10 Years
Returns Before Taxes	42.27%	14.31%	20.59%
Returns After Taxes on Distributions(1)	42.27%	14.04%	19.70%
Returns After Taxes on Distributions and Sale of Fund Shares(1)	25.03%	11.49%	17.32%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	11.17%	9.95%

(1)     After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	http://ark-funds.com
Performance Availability Phone [Text]	(727) 810-8160
ARK Blockchain & Fintech Innovation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since the Fund’s inception compare with those of the S&P 500 Index and the MSCI World Index. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (727) 810-8160.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Bar Chart [Heading]	Average Annual Total Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of October 31, 2025 was 52.77%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	54.12%	6/30/2020
Lowest Return	-46.74%	6/30/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	52.77%
Bar Chart, Year to Date Return, Date	Oct. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	54.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(46.74%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	Since Inception(1)
Returns Before Taxes	34.45%	9.21%	11.31%
Returns After Taxes on Distributions(2)	34.45%	9.18%	11.19%
Returns After Taxes on Distributions and Sale of Fund Shares(2)	20.39%	7.29%	9.04%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	15.59%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	11.17%	12.53%

(1)     The Fund commenced operations on February 4, 2019.

(2)     After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k)  plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	http://ark-funds.com
Performance Availability Phone [Text]	(727) 810-8160
ARK Genomic Revolution ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compare with those of the NASDAQ Healthcare Index, the S&P 500 Index and the MSCI World Index. The NASDAQ Healthcare Index contains securities of NASDAQ-listed companies classified according to the Industry Classification Benchmark as Health Care. They include health care providers, medical equipment, medical supply companies, biotechnology companies, and pharmaceutical companies. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (727) 810-8160.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Bar Chart [Heading]	Average Annual Total Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of October 31, 2025 was 32.07%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	65.99%	6/30/2020
Lowest Return	-31.51%	6/30/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	32.07%
Bar Chart, Year to Date Return, Date	Oct. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	65.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(31.51%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	10 Years
Returns Before Taxes	-28.09%	-6.52%	1.90%
Returns After Taxes on Distributions(1)	-28.09%	-6.60%	1.62%
Returns After Taxes on Distributions and Sale of Fund Shares(1)	-16.63%	-4.72%	1.46%
NASDAQ Healthcare Index (reflects no deduction for fees, expenses or taxes)	-0.86%	1.06%	3.19%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	11.17%	9.95%

(1)     After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	http://ark-funds.com
Performance Availability Phone [Text]	(727) 810-8160
ARK Autonomous Technology & Robotics ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compare with those of the S&P 500 Index and the MSCI World Index. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (727) 810-8160.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Bar Chart [Heading]	Average Annual Total Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of October 31, 2025 was 60.65%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	42.04%	6/30/2020
Lowest Return	-25.78%	6/30/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	60.65%
Bar Chart, Year to Date Return, Date	Oct. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	42.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(25.78%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	10 Years
Returns Before Taxes	33.77%	16.14%	15.44%
Returns After Taxes on Distributions(1)	33.77%	16.02%	15.20%
Returns After Taxes on Distributions and Sale of Fund Shares(1)	19.99%	13.03%	13.01%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	11.17%	9.95%

(1)     After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	http://ark-funds.com
Performance Availability Phone [Text]	(727) 810-8160
ARK Space & Defense Innovation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of the S&P 500 Index and the MSCI World Index. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (727) 810-8160.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Bar Chart [Heading]	Average Annual Total Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of October 31, 2025 was 60.51%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	20.31%	12/31/2024
Lowest Return	-25.07%	6/30/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	60.51%
Bar Chart, Year to Date Return, Date	Oct. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	20.31%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(25.07%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns as of December 31, 2024	1 Year	Since Inception(1)
Returns Before Taxes	26.61%	-0.64%
Returns After Taxes on Distributions(2)	26.61%	-0.64%
Returns After Taxes on Distributions and Sale of Fund Shares(2)	15.76%	-0.49%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	12.82%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	9.36%

(1)     The Fund commenced operations on March 30, 2021.

(2)     After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k)  plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	http://ark-funds.com
Performance Availability Phone [Text]	(727) 810-8160
The 3D Printing ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since the Fund’s inception compare with those of the Index, the S&P 500 Index and the MSCI World Index. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (727) 810-8160.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Bar Chart [Heading]	Average Annual Total Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of October 31, 2025 was 10.51%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	31.83%	12/31/2020
Lowest Return	-27.85%	6/30/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	10.51%
Bar Chart, Year to Date Return, Date	Oct. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	31.83%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(27.85%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	Since Inception(1)
Returns Before Taxes	-8.63%	-1.08%	1.12%
Returns After Taxes on Distributions(2)	-8.82%	-1.12%	0.96%
Returns After Taxes on Distributions and Sale of Fund Shares(2)	-5.11%	-0.84%	0.81%
The Total 3D-Printing Index	-7.81%	-0.72%	1.77%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.53%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	11.17%	11.49%

(1)     The Fund commenced operations on July 19, 2016.

(2)     After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k)  plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	http://ark-funds.com
Performance Availability Phone [Text]	(727) 810-8160
ARK Israel Innovative Technology ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since the Fund’s inception compare with those of the Index, the S&P 500 Index, the MSCI World Index and the MSCI Israeli Index. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The MSCI Israeli Index is designed to measure the performance of the large and mid-cap segments of the Israeli equity market. Returns shown for the MSCI Israeli Index are net of foreign withholding taxes applicable to U.S. Investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (727) 810-8160.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Bar Chart [Heading]	Average Annual Total Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of October 31, 2025 was 29.56%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	36.59%	6/30/2020
Lowest Return	-23.23%	6/30/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	29.56%
Bar Chart, Year to Date Return, Date	Oct. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	36.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(23.23%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns as of December 31, 2024	1 Year	5 Year	Since Inception(1)
Returns Before Taxes	15.50%	0.27%	2.50%
Returns After Taxes on Distributions(2)	15.28%	0.24%	2.21%
Returns After Taxes on Distributions and Sale of Fund Shares(2)	9.17%	0.22%	1.84%
ARK Israeli Innovation Index	16.70%	1.48%	3.39%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.91%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	11.17%	10.39%
MSCI Israeli Index (reflects no deduction for fees, expenses or taxes)	38.84%	8.71%	7.85%

(1)     The Fund commenced operations on December 5, 2017.

(2)     After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k)  plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	http://ark-funds.com
Performance Availability Phone [Text]	(727) 810-8160